Summary of income and share data used in the basic and diluted loss per share computations (Details) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Loss Per Share
Loss attributable to ordinary shareholders - Basic		₨ (1,177,343)	₨ (833,808)	₨ (1,148,203)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share | shares		57,771,701	46,477,249	43,543,991
Basic loss per share | (per share)	$ (0.28)	₨ (20.38)	₨ (17.94)	₨ (26.37)
Add: Loss attributable to non-controlling interest		₨ (17,535)		₨ (45,392)
Loss attributable to ordinary shareholders - Dilutive		₨ (1,194,878)	₨ (833,808)	₨ (1,193,595)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share | shares		58,514,103,000	46,477,249,000	44,286,393,000
Diluted loss per share | (per share)	$ (0.28)	₨ (20.42)	₨ (17.94)	₨ (26.95)